INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
As of the beginning of period	$ 67,853,835
Additions from business combination		$ 13,100,572
As of the end of period	71,388,129
Capitalized financial costs	47,542
Office equipment
Property, plant and equipment
As of the beginning of period	263,892
As of the end of period	280,108
Vehicles
Property, plant and equipment
As of the beginning of period	2,032,853
As of the end of period	2,177,685
Equipment and computer software
Property, plant and equipment
As of the beginning of period	174,399
Additions from business combination		12,469
As of the end of period	190,697
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,862,949
Additions from business combination		5,379
As of the end of period	2,469,766
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,463,756
Additions from business combination		7,047,496
As of the end of period	13,556,213
Land and buildings
Property, plant and equipment
As of the beginning of period	36,144,792
Additions from business combination		4,750,136
As of the end of period	35,745,539
Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194
Additions from business combination		1,285,092
As of the end of period	16,968,121
Gross carrying amount
Property, plant and equipment
As of the beginning of period	93,634,779	71,521,454
Additions	6,117,779	3,824,078
Disposals	(135,044)	(66,930)
Foreign currency translation	(131,647)	(83,878)
As of the end of period	99,485,867	88,295,296
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	968,088	908,004
Additions	52,158	305
Foreign currency translation	(3,291)	724
As of the end of period	1,016,955	909,033
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,492,319	5,261,979
Additions	556,237	84,209
Disposals	(126,068)	(59,744)
Foreign currency translation	(411)	(3,948)
As of the end of period	5,922,077	5,282,496
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	974,509	925,349
Additions	101,224	111,226
Foreign currency translation	(7,575)	(32,824)
As of the end of period	1,068,158	1,016,220
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	7,663,899	7,606,389
Additions	10,483	34,256
Disposals	(8,976)
Foreign currency translation	(9,384)	12,143
As of the end of period	7,656,022	7,658,167
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	23,513,047	13,017,830
Additions	275,297	1,128,712
Disposals		(7,186)
Foreign currency translation	(26,864)	(14,677)
As of the end of period	23,761,480	21,172,175
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	43,111,723	40,659,129
Additions	10,351
Foreign currency translation	(29,020)	(28,269)
As of the end of period	43,093,054	45,380,996
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194	3,142,774
Additions	5,112,029	2,465,370
Foreign currency translation	(55,102)	(17,027)
As of the end of period	$ 16,968,121	$ 6,876,209